SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
– Sale of goods	$ 1,102,187	$ 1,074,744	$ 2,527,590	$ 3,102,210
– Rendering of services	1,731,747	815,984	2,110,531
Campus sub-total	2,833,934	1,890,728	4,638,121	3,102,210
– Digital	4,990,143	3,280,664	8,011,319	5,192,594
– In-Person	3,971,637	171,855	5,544,176
Education sub-total	8,961,780	3,452,519	13,555,495	5,192,594
Total Revenue	$ 11,795,714	$ 5,343,247	$ 18,193,616	$ 8,294,804